Segment Information - Summary of Net Sales by Customer by Segment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	R$ 25,865,001	R$ 20,437,835	R$ 20,611,409
Operating segments [member] | Raízen
Disclosure of operating segments [line items]
Revenue	175,047,270	118,049,722	129,349,463
Operating segments [member] | Raízen | Ethanol [member]
Disclosure of operating segments [line items]
Revenue	27,464,271	19,625,060	20,286,705
Operating segments [member] | Raízen | Sugar [member]
Disclosure of operating segments [line items]
Revenue	13,946,480	10,241,141	3,925,499
Operating segments [member] | Raízen | Gasoline [Member]
Disclosure of operating segments [line items]
Revenue	55,158,035	36,127,017	46,140,529
Operating segments [member] | Raízen | Cogeneration [member]
Disclosure of operating segments [line items]
Revenue	3,968,947	2,282,158	3,934,639
Operating segments [member] | Raízen | Other [member]
Disclosure of operating segments [line items]
Revenue	7,288,547	2,807,127	3,540,068
Operating segments [member] | Raízen | Diesel [member]
Disclosure of operating segments [line items]
Revenue	71,828,092	46,967,219	51,522,023
Operating segments [member] | Gas and Power [member]
Disclosure of operating segments [line items]
Revenue	12,330,209	9,093,170	9,514,222
Operating segments [member] | Gas and Power [member] | Gas distribution [member]
Disclosure of operating segments [line items]
Revenue	11,709,714	8,317,691	9,514,222
Operating segments [member] | Gas and Power [member] | Electricity distribution [member]
Disclosure of operating segments [line items]
Revenue	620,495	775,479
Operating segments [member] | Gas and Power [member] | Cogeneration [member] | Gas distribution [member]
Disclosure of operating segments [line items]
Revenue	637,489	389,732	437,327
Operating segments [member] | Gas and Power [member] | Other [member] | Gas distribution [member]
Disclosure of operating segments [line items]
Revenue	242,226	59,104	64,660
Operating segments [member] | Gas and Power [member] | Industrial [member] | Gas distribution [member]
Disclosure of operating segments [line items]
Revenue	7,386,258	5,030,738	6,045,600
Operating segments [member] | Gas and Power [member] | Residential [member] | Gas distribution [member]
Disclosure of operating segments [line items]
Revenue	1,610,286	1,381,597	1,295,107
Operating segments [member] | Gas and Power [member] | Automotive [member] | Gas distribution [member]
Disclosure of operating segments [line items]
Revenue	364,664	220,130	350,637
Operating segments [member] | Gas and Power [member] | Construction revenue [member] | Gas distribution [member]
Disclosure of operating segments [line items]
Revenue	1,020,176	885,630	813,341
Operating segments [member] | Gas and Power [member] | Commercial [member] | Gas distribution [member]
Disclosure of operating segments [line items]
Revenue	448,615	350,760	507,550
Operating segments [member] | Moove [member]
Disclosure of operating segments [line items]
Revenue	6,112,457	4,415,575	4,046,296
Operating segments [member] | Moove [member] | Finished goods [member]
Disclosure of operating segments [line items]
Revenue	5,088,102	3,891,551	3,786,636
Operating segments [member] | Moove [member] | Basic oil [member]
Disclosure of operating segments [line items]
Revenue	457,991	392,153	194,353
Operating segments [member] | Moove [member] | Services [member]
Disclosure of operating segments [line items]
Revenue	566,364	131,871	65,307
Operating segments [member] | Logistics [member]
Disclosure of operating segments [line items]
Revenue	7,439,632	6,966,159	7,087,840
Operating segments [member] | Logistics [member] | North Operation [member]
Disclosure of operating segments [line items]
Revenue	5,479,583	5,270,436	5,313,757
Operating segments [member] | Logistics [member] | South Operation [member]
Disclosure of operating segments [line items]
Revenue	1,624,084	1,409,872	1,478,314
Operating segments [member] | Logistics [member] | Container Operations [member]
Disclosure of operating segments [line items]
Revenue	335,965	285,851	295,769
Operating segments [member] | Cosan Investiments
Disclosure of operating segments [line items]
Revenue	31,502
Operating segments [member] | Cosan Investiments | Land Leases [Member]
Disclosure of operating segments [line items]
Revenue	31,502
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Revenue	8,292	818	98
Deconsolidated effects and eliminations [Member]
Disclosure of operating segments [line items]
Revenue	(175,104,361)	(118,087,609)	(129,386,510)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(57,091)	(37,887)	(37,047)
Elimination of intersegment amounts [member] | Raízen
Disclosure of operating segments [line items]
Revenue	R$ (4,607,102)